FLORENCE ROYALTY OBLIGATION (Narrative) (Details) $ in Thousands, $ in Millions		1 Months Ended	12 Months Ended
	Jan. 15, 2024 USD ($)	Jul. 31, 2025	Dec. 31, 2024 CAD ($)	Dec. 31, 2023 CAD ($)
Disclosure of non-adjusting events after reporting period [line items]
Fair value adjustment on the royalty obligation			$ 12,993	$ 0
Taurus Mining Royalty Fund L. P. [Member]
Disclosure of non-adjusting events after reporting period [line items]
Royalty	$ 50
Taurus Mining Royalty Fund L. P. [Member] | Florence Copper project [Member]
Disclosure of non-adjusting events after reporting period [line items]
Base royalty rate	1.95%
Major business combination [Member] | Taurus Mining Royalty Fund L. P. [Member] | Florence Copper project [Member]
Disclosure of non-adjusting events after reporting period [line items]
Increases in royalty rate		2.05%